NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Financing activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of liabilities arising from financing activities
As at beginning of year		¥ 125,911,427	¥ 127,852,937
Net cash generated from operating activities		(914,602)	(628,500)
Net cash flows from/(used in) investing activities		8,212,670	8,628,545
Payment of upfront interest of gold leasing arrangement		6,921,860	2,323,105
Proceeds from Issue of Senior Perpetual Securities	$ 215,333	1,499,104	1,988,000
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs		37,965,385	13,185,034
Repayments of senior perpetual securities	(50,655)	(352,648)	(410,548)	¥ (501,933)
Repayments of bonds and notes	(3,217,559)	(22,400,000)	(21,815,000)	(16,300,000)
Repayments of gold leasing arrangement		(1,607,905)	(7,519,283)
Drawdown of short-term and long-term loans	5,841,765	40,669,197	76,899,591	83,762,879
Repayments of short-term and long-term loans	(9,495,445)	(66,105,388)	(70,560,667)	(78,858,459)
Proceeds from sale and leaseback finance leases, net of deposit and transaction costs			1,204,843	1,000,036
Capital elements of finance lease rental payment			(3,915,404)	(2,462,250)
Payments of lease liabilities, classified as financing activities	$ 435,535	3,032,106
Dividends paid by subsidiaries to non-controlling shareholders		(23,715)	277,771
Amortization of unrecognized finance expenses and interest expense		487,249	527,385
Interest paid		257,941	(570,461)
Net cash (used in)/ generated from financing activities		(7,220,130)	(9,963,086)
Net foreign exchange differences		43,907	21,531
As at end of year		126,033,272	125,911,427	127,852,937
Financial liabilities at fair value through profit or loss
Reconciliation of liabilities arising from financing activities
As at beginning of year		1,766	89,426
Net cash flows from/(used in) investing activities		(961)	(87,660)
As at end of year		805	1,766	89,426
Trade and notes payables
Reconciliation of liabilities arising from financing activities
As at beginning of year		14,009,264	12,360,441
Net cash generated from operating activities		(1,385,080)	(3,996)
Net cash flows from/(used in) investing activities		(41,607)	1,646,299
Net foreign exchange differences		2,178	6,520
As at end of year		12,584,755	14,009,264	12,360,441
Financial liabilities included in other current payables and accrued expenses
Reconciliation of liabilities arising from financing activities
As at beginning of year		9,286,462	11,363,236
Net cash generated from operating activities		470,478	(624,504)
Net cash flows from/(used in) investing activities		622,995	(193,345)
Repayments of short-term and long-term loans			(1,000,000)
Dividends paid by subsidiaries to non-controlling shareholders		(23,715)	277,771
Interest paid		235,310	(460,147)
Reclassification		162,120	(90,644)
Net cash (used in)/ generated from financing activities		373,715	(1,273,020)
Net foreign exchange differences		10,408	14,095
As at end of year		10,764,058	9,286,462	11,363,236
Financial liabilities included in other non-current liabilities
Reconciliation of liabilities arising from financing activities
As at beginning of year		841,059	769,061
Net cash flows from/(used in) investing activities		474,548
Amortization of unrecognized finance expenses and interest expense			6,090
Interest paid			(24,736)
Reclassification		(162,120)	90,644
Net cash (used in)/ generated from financing activities		(162,120)	71,998
As at end of year		1,153,487	841,059	769,061
Interest bearing loans and borrowings
Reconciliation of liabilities arising from financing activities
As at beginning of year		101,772,876	103,270,773
Net cash flows from/(used in) investing activities		7,157,695	7,263,251
Payment of upfront interest of gold leasing arrangement		6,921,860	2,323,105
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs		37,965,385	13,185,034
Repayments of senior perpetual securities		(352,648)
Repayments of bonds and notes		(22,400,000)	(21,815,000)
Repayments of gold leasing arrangement		(1,607,905)	(7,519,283)
Drawdown of short-term and long-term loans		40,669,197	76,899,591
Repayments of short-term and long-term loans		(66,105,388)	(69,560,667)
Proceeds from sale and leaseback finance leases, net of deposit and transaction costs			1,204,843
Capital elements of finance lease rental payment			(3,915,404)
Payments of lease liabilities, classified as financing activities		3,032,106
Amortization of unrecognized finance expenses and interest expense		487,249	521,295
Interest paid		22,631	(85,578)
Net cash (used in)/ generated from financing activities		(7,431,725)	(8,762,064)
Net foreign exchange differences		31,321	916
As at end of year		¥ 101,530,167	¥ 101,772,876	¥ 103,270,773